Note 13 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2023	2024	2025
Income:
Net income	114,549,279	112,775,678	136,967,379
Weighted average common shares –outstanding, basic	6,931,280	6,938,204	6,943,682
Basic earnings per share	16.53	16.25	19.73

Effect of dilutive securities:
Dilutive effect of non-vested shares	4,780	23,062	3,457
Weighted average common shares –outstanding, diluted	6,936,060	6,961,266	6,947,139
Diluted earnings per share	16.52	16.20	19.72